WARRANTS (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Apr. 28, 2025	Dec. 31, 2023
Exercise price per share	$ 11.50	$ 11.50
Expire term	5 years	5 years
Share redemption trigger price	$ 18.00
Redemption price per public warrant	0.01	$ 0.01
Price per founder share			$ 1.15
Share redemption trigger price		18.00
Common Class A [Member]
Exercise price per share	$ 18.00	$ 18.00
Public Warrants [Member]
Warrants outstanding (in Shares)	12,000,000	12,000,000
Adjusted exercise price of warrants percent	115.00%
Warrant redemption price per share percentage	180.00%
Public Warrants [Member] | Event Triggering Adjustment to the Exercise Price of Warrants [Member]
Adjusted exercise price of warrants percent		115.00%
Warrant redemption price per share percentage		180.00%
Public Warrants [Member] | Event Triggering Adjustment to the Exercise Price of Warrants [Member] | Maximum [Member]
Price per founder share		$ 9.20
Public Warrants [Member] | Event Triggering Adjustment to the Exercise Price of Warrants [Member] | Minimum [Member]
Price per founder share		$ 9.20
Percentage of the proceeds to be used for business combination		60.00%
Private Placement Warrants [Member]
Warrants outstanding (in Shares)	8,700,000	8,700,000		8,700,000
Exercise price per share	$ 1.00	$ 1.00
Private Placement Warrants [Member] | Common Class A [Member]
Exercise price per share	11.50	11.50
Price per founder share	$ 11.50	$ 11.50